Overview: (Details 4) - MXN ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Oct. 19, 2017	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
NON-CURRENT:
Bank loans	$ 175,515	$ 173,471
Deferred income tax	3,081,668	$ 3,033,930			$ 1,870,660	$ 1,523,722
Other non-current liabilities	(21,608)
Total consideration			$ 4,100,624	$ 3,789,797
Goodwill at acquisition date and at December 31, 2017 (Note 8.1)	5,606,265
Airplan [Member]
CURRENT:
Cash and cash equivalents	37,716
Other current assets	189,372
Current assets	227,088
NON-CURRENT:
Land, furniture and equipment	3,400
Intangible assets, airport concessions - Net	7,232,588
Total non-current assets	7,235,988
Total assets	7,463,076
CURRENT:
Current liabilities	551,000
NON-CURRENT:
Bank loans	3,424,897
Deferred income tax	861,483
Other non-current liabilities	27
Total non-current liabilities	4,286,407
Total liabilities	4,837,407
Net assets acquired under the business combination	2,625,669
Total consideration	4,100,624
Goodwill at acquisition date and at December 31, 2017 (Note 8.1)	$ 1,474,955